1. Summary of Significant Accounting Policies: Restricted Cash: Schedule of Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Cash, Cash Equivalents and Restricted Cash

	Year Ended December 31, (In thousands)
	2018	2017	2016
Cash and cash equivalents	$ 10,280	$ 30,566	$ 58,441
Restricted cash	3,746	4,678	2,672
Total cash, cash equivalents and restricted cash	$ 14,026	$ 35,244	$ 61,113